10010488

NYSE Regulation

NYSE Regulation, Inc. | 20 Broad Street
New York, New York 10005
nyseregulation.com

CF/L/PAC

Received SEC
FEB 22 2010
Washington, DC 20549

1-33434

February 22, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	Credit Suisse AG
	Issuer CIK:	0001053092
	Issuer File Number:	001-33434
	Form 8-A Date:	2/18/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on February 18, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

**Exchange Traded Notes due February 19, 2020
Linked to the Credit Suisse Long/Short Liquid Index (Net)**

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance